SUBSEQUENT EVENT (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Jan. 02, 2018 CNY (¥)	Feb. 28, 2018 USD ($)	Nov. 30, 2017 USD ($)
Litigation Settlement, Amount Awarded from Other Party			$ 9,310
Subsequent Event [Member]
Proceeds from Legal Settlements		$ 5,800
Chongqing Rungang Real Estate Developing Co,. Ltd [Member] | Subsequent Event [Member]
Proceeds from Legal Settlements | ¥	¥ 47,597